Document And Entity Information	May 09, 2023
Document Information [Line Items]
Entity, Registrant Name	RCM Technologies, Inc.
Document, Type	8-K
Document, Period End Date	May 09, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	1-10245
Entity, Tax Identification Number	95-1480559
Entity, Address, Address Line One	2500 McClellan Avenue, Suite 350
Entity, Address, City or Town	Pennsauken
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	08109-4613
City Area Code	856
Local Phone Number	356-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	RCMT
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000700841